Financial instruments-Risk management and fair value - Summary of Foreign Currency Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 382,554	$ 613,313	$ 206,375	$ 122,424
Other assets	39,722	43,823
Liabilities
Other liabilities	1,310	1,270
Currency risk
ASSETS
Cash and cash equivalents	46,423	12,213
Accounts receivable, net	101,623	72,842
Other assets	4,615	17,035
Total assets	152,661	102,090
Liabilities
Accounts payable	55,295	23,234
Taxes payable	71,855	60,285
Other liabilities	7,474	12,375
Total liabilities	134,624	95,894
Net position	$ 18,037	$ 6,196